Other information about investments (Details 4)		12 Months Ended
		Dec. 31, 2017 EUR (€)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 RUB (₽)	Dec. 31, 2017 CHF (SFr)	Dec. 31, 2016 EUR (€)
Disclosure of subsidiaries [line items]
Share capital		€ 4,005,000,000				€ 4,005,000,000
Italy [Member] | Refining & Marketing [Member] | Subsidiaries One [Member]
Disclosure of subsidiaries [line items]
Company name		Consorzio AgipGas Sabina (in liquidation)
Registered office		Cittaducale (RI)
Country of operation		Italy
Share capital		€ 5,160
Shareholders		Eni Fuel SpA
% Ownership		100.00%
Consolidation or valutation method	[1]	Co.
Italy [Member] | Refining & Marketing [Member] | Subsidiaries Two [Member]
Disclosure of subsidiaries [line items]
Company name		Ecofuel SpA
Registered office		San Donato Milanese (MI)
Country of operation		Italy
Share capital		€ 52,000,000
Shareholders		Eni SpA
% Ownership		100.00%
% Equity ratio		100.00%
Consolidation or valutation method	[1]	F.C.
Italy [Member] | Refining & Marketing [Member] | Subsidiaries Three [Member]
Disclosure of subsidiaries [line items]
Company name		Eni Fuel SpA
Registered office		Rome
Country of operation		Italy
Share capital		€ 58,944,310
Shareholders		Eni SpA
% Ownership		100.00%
% Equity ratio		100.00%
Consolidation or valutation method	[1]	F.C.
Italy [Member] | Refining & Marketing [Member] | Subsidiaries Four [Member]
Disclosure of subsidiaries [line items]
Company name		Raffineria di Gela SpA
Registered office		Gela (CL)
Country of operation		Italy
Share capital		€ 15,000,000
Shareholders		Eni SpA
% Ownership		100.00%
% Equity ratio		100.00%
Consolidation or valutation method	[1]	F.C.
Italy [Member] | Refining & Marketing [Member] | Subsidiaries Five [Member]
Disclosure of subsidiaries [line items]
Company name		Servizi Fondo Bombole Metano SpA
Registered office		Rome
Country of operation		Italy
Share capital		€ 13,580,000.2
Shareholders		Eni SpA
% Ownership		100.00%
Consolidation or valutation method	[1]	Co.
Outside Italy [Member] | Refining & Marketing [Member] | Subsidiaries One [Member]
Disclosure of subsidiaries [line items]
Company name		Eni Austria GmbH
Registered office		Wien (Austria)
Country of operation		Austria
Share capital		€ 78,500,000
% Equity ratio		100.00%
Consolidation or valutation method	[1]	F.C.
Outside Italy [Member] | Refining & Marketing [Member] | Subsidiaries One [Member] | Eni International BV [Member]
Disclosure of subsidiaries [line items]
Shareholders		Eni International BV
% Ownership		75.00%
Outside Italy [Member] | Refining & Marketing [Member] | Subsidiaries One [Member] | Eni Deutsch.GmbH [Member]
Disclosure of subsidiaries [line items]
Shareholders		Eni Deutsch.GmbH
% Ownership		25.00%
Outside Italy [Member] | Refining & Marketing [Member] | Subsidiaries Two [Member]
Disclosure of subsidiaries [line items]
Company name		Eni Benelux BV
Registered office		Rotterdam (Netherlands)
Country of operation		Netherlands
Share capital		€ 1,934,040
Shareholders		Eni International BV
% Ownership		100.00%
% Equity ratio		100.00%
Consolidation or valutation method	[1]	F.C.
Outside Italy [Member] | Refining & Marketing [Member] | Subsidiaries Three [Member]
Disclosure of subsidiaries [line items]
Company name		Eni Deutschland GmbH
Registered office		Munich (Germany)
Country of operation		Germany
Share capital		€ 90,000,000
% Equity ratio		100.00%
Consolidation or valutation method	[1]	F.C.
Outside Italy [Member] | Refining & Marketing [Member] | Subsidiaries Three [Member] | Eni International BV [Member]
Disclosure of subsidiaries [line items]
Shareholders		Eni International BV
% Ownership		89.00%
Outside Italy [Member] | Refining & Marketing [Member] | Subsidiaries Three [Member] | Eni Oil Holdings BV [Member]
Disclosure of subsidiaries [line items]
Shareholders		Eni Oil Holdings BV
% Ownership		11.00%
Outside Italy [Member] | Refining & Marketing [Member] | Subsidiaries Four [Member]
Disclosure of subsidiaries [line items]
Company name		Eni Ecuador SA
Registered office		Quito (Ecuador)
Country of operation		Ecuador
Share capital | $			$ 103,142.08
% Equity ratio		100.00%
Consolidation or valutation method	[1]	F.C.
Outside Italy [Member] | Refining & Marketing [Member] | Subsidiaries Four [Member] | Eni International BV [Member]
Disclosure of subsidiaries [line items]
Shareholders		Eni International BV
% Ownership		99.93%
Outside Italy [Member] | Refining & Marketing [Member] | Subsidiaries Four [Member] | Eni International BV [Member]
Disclosure of subsidiaries [line items]
Shareholders		Esain SA
% Ownership		0.07%
Outside Italy [Member] | Refining & Marketing [Member] | Subsidiaries Five [Member]
Disclosure of subsidiaries [line items]
Company name		Eni France Sàrl
Registered office		Lyon (France)
Country of operation		France
Share capital		€ 56,800,000
Shareholders		Eni International BV
% Ownership		100.00%
% Equity ratio		100.00%
Consolidation or valutation method	[1]	F.C.
Outside Italy [Member] | Refining & Marketing [Member] | Subsidiaries Six [Member]
Disclosure of subsidiaries [line items]
Company name		Eni Iberia SLU
Registered office		Alcobendas (Spain)
Country of operation		Spain
Share capital		€ 17,299,100
Shareholders		Eni International BV
% Equity ratio		100.00%
Consolidation or valutation method	[1]	F.C.
Outside Italy [Member] | Refining & Marketing [Member] | Subsidiaries Seven [Member]
Disclosure of subsidiaries [line items]
Company name		Eni Lubricants Trading (Shanghai) Co Ltd
Registered office		Shanghai (China)
Country of operation		China
Share capital		€ 5,000,000
Shareholders		Eni International BV
% Equity ratio		100.00%
Consolidation or valutation method	[1]	F.C.
Outside Italy [Member] | Refining & Marketing [Member] | Subsidiaries Eight [Member]
Disclosure of subsidiaries [line items]
Company name		Eni Marketing Austria GmbH
Registered office		Wien (Austria)
Country of operation		Austria
Share capital		€ 19,621,665.23
% Equity ratio		100.00%
Consolidation or valutation method	[1]	F.C.
Outside Italy [Member] | Refining & Marketing [Member] | Subsidiaries Eight [Member] | Eni International BV [Member]
Disclosure of subsidiaries [line items]
Shareholders		Eni International BV
% Ownership		0.01%
Outside Italy [Member] | Refining & Marketing [Member] | Subsidiaries Eight [Member] | Eni Mineralolh.GmbH [Member]
Disclosure of subsidiaries [line items]
Shareholders		Eni Mineralölh.GmbH
% Ownership		99.99%
Outside Italy [Member] | Refining & Marketing [Member] | Subsidiaries Nine [Member]
Disclosure of subsidiaries [line items]
Company name		Eni Mineralölhandel GmbH
Registered office		Wien (Austria)
Country of operation		Austria
Share capital		€ 34,156,232.06
Shareholders		Eni Austria GmbH
% Ownership		100.00%
% Equity ratio		100.00%
Consolidation or valutation method	[1]	F.C.
Outside Italy [Member] | Refining & Marketing [Member] | Subsidiaries Ten [Member]
Disclosure of subsidiaries [line items]
Company name		Eni Schmiertechnik GmbH
Registered office		Wurzburg (Germany)
Country of operation		Germany
Share capital		€ 2,000,000
Shareholders		Eni Deutsch.GmbH
% Ownership		100.00%
% Equity ratio		100.00%
Consolidation or valutation method	[1]	F.C.
Outside Italy [Member] | Refining & Marketing [Member] | Subsidiaries Eleven [Member]
Disclosure of subsidiaries [line items]
Company name		Eni Suisse SA
Registered office		Lausanne (Switzerland)
Country of operation		Switzerland
Share capital | SFr					SFr 102,500,000
Shareholders		Eni International BV
% Ownership		100.00%
% Equity ratio		100.00%
Consolidation or valutation method	[1]	F.C.
Outside Italy [Member] | Refining & Marketing [Member] | Subsidiaries Twelve [Member]
Disclosure of subsidiaries [line items]
Company name		Eni USA R&M Co Inc
Registered office		Wilmington (USA)
Country of operation		USA
Share capital | $			11,000,000
Shareholders		Eni International BV
% Ownership		100.00%
% Equity ratio		100.00%
Consolidation or valutation method	[1]	F.C.
Outside Italy [Member] | Refining & Marketing [Member] | Subsidiaries Thirteen [Member]
Disclosure of subsidiaries [line items]
Company name		Esacontrol SA
Registered office		Quito (Ecuador)
Country of operation		Ecuador
Share capital | $			60,000
Consolidation or valutation method	[1]	Eq.
Outside Italy [Member] | Refining & Marketing [Member] | Subsidiaries Thirteen [Member] | Eni Ecuador SA [Member]
Disclosure of subsidiaries [line items]
Shareholders		Eni Ecuador SA
% Ownership		87.00%
Outside Italy [Member] | Refining & Marketing [Member] | Subsidiaries Thirteen [Member] | Third parties [Member]
Disclosure of subsidiaries [line items]
Shareholders		Third parties
% Ownership		13.00%
Outside Italy [Member] | Refining & Marketing [Member] | Subsidiaries Fourteen [Member]
Disclosure of subsidiaries [line items]
Company name		Esain SA
Registered office		Quito (Ecuador)
Country of operation		Ecuador
Share capital | $			30,000
% Equity ratio		100.00%
Consolidation or valutation method	[1]	F.C.
Outside Italy [Member] | Refining & Marketing [Member] | Subsidiaries Fourteen [Member] | Eni Ecuador SA [Member]
Disclosure of subsidiaries [line items]
Shareholders		Eni Ecuador SA
% Ownership		99.99%
Outside Italy [Member] | Refining & Marketing [Member] | Subsidiaries Fourteen [Member] | Tecnoesa SA [Member]
Disclosure of subsidiaries [line items]
Shareholders		Tecnoesa SA
% Ownership		0.01%
Outside Italy [Member] | Refining & Marketing [Member] | Subsidiaries Fifteen [Member]
Disclosure of subsidiaries [line items]
Company name		Oléoduc du Rhône SA
Registered office		Valais (Switzerland)
Country of operation		Switzerland
Share capital | SFr					SFr 7,000,000
Shareholders		Eni International BV
Consolidation or valutation method	[1]	Eq.
Outside Italy [Member] | Refining & Marketing [Member] | Subsidiaries Sixteen [Member]
Disclosure of subsidiaries [line items]
Company name		OOO “Eni-Nefto”
Registered office		Moscow (Russia)
Country of operation		Russia
Share capital | ₽				₽ 1,010,000
Consolidation or valutation method	[1]	Eq.
Outside Italy [Member] | Refining & Marketing [Member] | Subsidiaries Sixteen [Member] | Eni International BV [Member]
Disclosure of subsidiaries [line items]
Shareholders		Eni International BV
% Ownership		99.01%
Outside Italy [Member] | Refining & Marketing [Member] | Subsidiaries Sixteen [Member] | Eni Oil Holdings BV [Member]
Disclosure of subsidiaries [line items]
Shareholders		Eni Oil Holdings BV
% Ownership		0.99%
Outside Italy [Member] | Refining & Marketing [Member] | Subsidiaries Seventeen [Member]
Disclosure of subsidiaries [line items]
Company name		Tecnoesa SA
Registered office		Quito (Ecuador)
Country of operation		Ecuador
Share capital | $			$ 36,000
Consolidation or valutation method	[1]	Eq.
Outside Italy [Member] | Refining & Marketing [Member] | Subsidiaries Seventeen [Member] | Eni International BV [Member]
Disclosure of subsidiaries [line items]
Shareholders		Esain SA
% Ownership		0.01%
Outside Italy [Member] | Refining & Marketing [Member] | Subsidiaries Seventeen [Member] | Eni Ecuador SA [Member]
Disclosure of subsidiaries [line items]
Shareholders		Eni Ecuador SA
% Ownership		99.99%

[1]	Jointly controlled entity.